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                                 LATIN AMERICA

                          SMALLER COMPANIES FUND, INC.



                                 JULY 31, 1998
                                QUARTERLY REPORT




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                       American Express Asset Management
                               International Inc.

                               Regulated by IMRO

                   Affiliated Offices in London, Minneapolis,
                          Hong Kong, Singapore, Tokyo

LATIN AMERICA SMALLER COMPANIES FUND, INC.

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 FROM THE CHAIRMAN

Dear Shareholder:

     As you may be aware, a press release was issued on September 11, 1998 regarding the Latin America Smaller Companies Fund, Inc. (the "Fund"). The text of the press release follows:

             Latin America Smaller Companies Fund, Inc. announces that the Board of Directors has approved, subject to a majority vote of the Fund's shareholders, management's proposal for an orderly liquidation of the Fund. Shareholders will be asked to vote on the proposal at the next annual meeting, currently scheduled to be held in February 1999.

             Latin America Smaller Companies Fund, Inc., a closed-end investment company listed on the New York Stock Exchange (under the symbol "LLF") as well as listed on the Osaka Securities Exchange, is advised by American Express Asset Management International Inc.

     Further information related to the proposed liquidation will be included in the proxy materials for the shareholder meeting. While we await the results of a shareholder vote, the Fund will continue to be managed as necessitated by the Fund's investment guidelines and current market conditions.

Sincerely,

/s/ Peter LaMaison
PETER LAMAISON
Chairman of the Board

LATIN AMERICA SMALLER COMPANIES FUND, INC.

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 FROM THE PORTFOLIO MANAGER                                           JULY, 1998

Dear Shareholder:

The Latin America Smaller Companies Fund, Inc. (the "Fund") is a diversified, closed-end management investment fund designed for investors to participate in the securities markets in Latin America. The Fund's objective is long-term capital appreciation, through investments in a broad spectrum of Latin American industries. This objective and the Fund's policy to invest, under normal market conditions, at least 80% of its total assets in the equity securities of Latin American issuers that at the time of purchase have a market capitalization of less than U.S. $500 million, are fundamental policies which cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. Because any investment involves risk, achieving this objective cannot be guaranteed.
MARKET REVIEW

     The pounding that emerging markets have taken over the last quarter saw the net asset value of a share of the Fund fall by -20.21%. Any potential frailty in economic structures in an emerging country is being exploited as a justification for attacking fixed currency regimes, irrespective of the comparative merits of the underlying economy. In Latin America this has precipitated a homogeneous fall in the equity markets of the region, dragging down the stocks of larger and smaller companies alike. The dramatic absolute fall in the Fund's net asset value is a reflection of this, and it should also be pointed out that the drying up of liquidity in all the markets of Latin America is making it increasingly difficult to trade, especially in the shares of smaller companies. Also, as a result of this any sizeable sale of shares in the stocks of smaller Latin American companies is having an exaggeratedly negative effect on the prices of these shares, which in turn impacts the value of the Fund.
ECONOMIC AND POLITICAL REVIEW

ECONOMIC CONDITIONS ARE WEAK AND DETERIORATING...

     At the time at which this report is being written it is BRAZIL that is being put under the greatest pressure. The twin deficits, on the current account and the fiscal accounts, are being seen as symptoms of an economic frailty that can be exploited through attacking the currency regime. The potential implications of a devaluation of the real are wide-ranging, extending well beyond Latin American borders. The rest of Latin America would certainly be brought under intense pressure, and the obvious impact would be felt in ARGENTINA, which relies on Brazil for a large part of its export earnings. The frailties that have been allowed to develop unchecked in Brazil are principally down to political considerations. Over the course of the period under review the government should have acted to control fiscal spending; instead they have allowed spending to continue unchecked and collection to continue to be poor. Political expediency has supplanted fiscal necessity, allowing the deficit to escalate to over 7% of GDP, an extremely high and unsustainable level, especially if it is to be financed by new government debt issuance. The implications of devaluation of the real are of even greater concern, with a possibility that the economy will return to the bad old days of hyperinflation, as the currency collapses and prices have to rise domestically.

     Growth around the Latin American continent, except in Brazil, has continued to be relatively robust, but is now showing signs of slowing, in some cases quite dramatically. Whereas industrial production growth during the months of June and July had been above 5% in MEXICO and Argentina, prospects for the coming months are for quite a sharp slowdown, especially owing to the need to keep interest rates at a high level to protect currencies. The other retardant on growth in almost all countries in the region, although to a lesser or greater degree, depending on the country, is the very low level of commodity prices. Whether it be copper in CHILE, gold in PERU, or oil in VENEZUELA and Argentina, depressed prices are depressing earnings. In the near term this shows no signs of abating.

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LATIN AMERICA SMALLER COMPANIES FUND, INC.

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 FROM THE PORTFOLIO MANAGER  (CONTINUED)                              JULY, 1998

 ...BUT POLITICIANS WILL TAKE ACTION

     In stark contrast to the 1980s there are favorable comparisons being made between the politicians of Latin America and those in the 'wounded Tigers' of Asia. Introspective crony capitalism in Asia is now being vilified in favour of the outward-looking, pro-business regimes of Latin America. This fact alone should mean that the policy response to the brewing crisis in Brazil and other Latin American countries should be more positive and more effective.
OUTLOOK

     At this stage it is difficult to envisage a concerted recovery in the stocks of Latin American companies. Our ongoing financial review of conditions in the region lead us to the conclusion that the companies in which the Fund is invested are well-capitalized and well-positioned to benefit from any potential recovery in the economies. Should the region be plunged into depression by the current crisis this position will have to be reviewed further. Looking further ahead, the continuation of the current political systems should mean that Latin America weathers the storm. In the near term, however, ongoing volatility appears inevitable.

Sincerely,

/s/ Ian King
IAN KING
Portfolio Manager

LATIN AMERICA SMALLER COMPANIES FUND, INC.

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 PORTFOLIO OF INVESTMENTS                              JULY 31, 1998 (UNAUDITED)

   SHARES                                                                           VALUE
--------------------------------------------------------------------------------------------
COMMON STOCKS -- 66.2%
ARGENTINA -- 19.3%
            4    Astra Cia Argentina De Petroleo S.A.                            $         6
      750,000    Atanor, S.A.                                                        712,860
      319,076    Banco Del Suquia, S.A.                                              699,130
      250,000    Corporacion Cementaria Argentina (CORCEMAR)                       1,488,252
      932,128    Indupa, S.A.                                                        713,438
      164,717    Juan Minetti, S.A.                                                  655,905
    1,133,333    Sociedad Comercial del Plata                                      1,190,601
       47,000    Telefonica de Argentina, ADR                                      1,700,813
                                                                                 -----------
                                                                                   7,161,005
                                                                                 -----------
CHILE -- 6.8%
       50,000    Laboratorios de Chile, ADR                                          675,000
      100,000    Maderas y Sinteticas, ADR (MASISA)                                  718,750
       36,000    Vina Concha y Toro, S.A., ADR                                     1,125,000
                                                                                 -----------
                                                                                   2,518,750
                                                                                 -----------
MEXICO -- 31.0%
      269,000    Acer Computec Latino America, S.A.+                                 117,632
      459,800    Corporacion Interamericana de Entretenimiento S.A., Series
                 B+                                                                1,433,250
       61,306    Corporacion Interamericana de Entretenimiento S.A., Series L        169,101
      600,000    Grupo Elektra, S.A. de C.V.                                         466,895
    1,965,600    Grupo Emp Privado Mexicano, Series B                                877,175
    1,776,000    Grupo Financiero Bancomer, S.A. de C.V., Series B                   589,444
      575,000    Grupo Financiero Banorte S.A. de C.V., Series B+                    582,833
       61,000    Grupo Iusacell S.A., ADR, Series L+                                 979,813
      110,000    Grupo Radio Centro, ADR                                           1,045,000
      200,000    Industrias Campos Hermanos, S.A., Series B+                         717,609
      345,000    Sanluis Corporacion, S.A. de C.V.                                 1,384,874
      520,000    Sistema Argos, S.A., Series B                                       445,456
      225,000    Transportacion Maritima Mexicana, S.A. de C.V., ADR (TMM)         1,560,938
      115,000    Tubos de Acero de Mexico S.A., ADR (TAMSA)+                       1,128,437
                                                                                 -----------
                                                                                  11,498,457
                                                                                 -----------
PERU -- 9.1%
      200,000    Banco Wiese, ADR                                                    700,000
       42,000    Cementos Lima, S.A.                                                 854,905
      711,956    Ferreyros, S.A.                                                     918,339
      470,712    Minsur, S.A.                                                        865,770
                                                                                 -----------
                                                                                   3,339,014
                                                                                 -----------
TOTAL COMMON STOCKS (COST $29,268,639)                                            24,517,226
                                                                                 -----------

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LATIN AMERICA SMALLER COMPANIES FUND, INC.

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 PORTFOLIO OF INVESTMENTS (CONTINUED)                  JULY 31, 1998 (UNAUDITED)

   SHARES                                                                           VALUE
--------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 27.0%
BRAZIL -- 27.0%
  224,030,001    Bombril Cirio, S.A.                                             $   900,589
      276,047    Centrais Eletricas de Santa Catarina, S.A., Series B
                 (CELESC)                                                            232,621
   80,000,000    Ceval Alimentos, S.A.                                               330,195
   25,000,000    CESP-Companhia Energetica de Sao Paulo+                             722,301
2,100,000,000    Compania de Electricidade do Estado do Rio de Janeiro             1,101,509
       55,000    Compania Vale do Rio Doce                                         1,135,045
      800,000    Marcopolo, S.A.                                                   1,307,021
1,100,000,000    Perdigao, S.A.                                                    1,607,980
2,000,000,000    Randon Participacoes, S.A.+                                         687,906
    7,030,000    Telecomunicacoes do Rio de Janeiro S.A. (TELERJ)                    495,083
    8,000,000    Telecomunicacoes de Minas Gerais, Series B (TELEMIG)                529,687
    8,000,000    Telemig Celular S.A., Series C                                      378,898
    9,000,000    Telerj Celular S.A., Series B                                       572,682
                                                                                 -----------
TOTAL PREFERRED STOCKS (COST $16,585,288)                                         10,001,517
                                                                                 -----------

 FACE VALUE
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SHORT-TERM INSTRUMENTS -- 6.8%
COMMERCIAL PAPER -- 6.8% -- (COST $2,511,000)
$2,511,000       General Electric Capital Corporation, 5.660%, due 08/03/1998      2,511,000
--------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $48,364,927*)                           100.0%       37,029,743
OTHER ASSETS AND LIABILITIES (NET)#                               0.0             9,627
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NET ASSETS                                                      100.0%      $37,039,370
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

 *  Aggregate cost for Federal tax purposes.
 +  Non-income producing security.
 #  Rounds to less than 0.1%.
ADR -- American Depositary Receipt.

LATIN AMERICA SMALLER COMPANIES FUND, INC.

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 QUARTERLY RESULTS OF OPERATIONS                       JULY 31, 1998 (UNAUDITED)

                                                        NET REALIZED AND UNREALIZED           NET INCREASE/(DECREASE)
                              NET INVESTMENT                   GAIN/(LOSS) ON                      IN NET ASSETS
                              INCOME/(LOSS)                     INVESTMENTS                  RESULTING FROM OPERATIONS
                           TOTAL                          TOTAL                                TOTAL
      QUARTER ENDED        (000)      PER SHARE           (000)           PER SHARE            (000)         PER SHARE
-----------------------------------------------------------------------------------------------------------------------
FISCAL YEAR 1997
January 31, 1997.........  $(113)      $(0.03)           $  3,399           $ 0.85           $  3,286          $ 0.82
April 30, 1997...........    105         0.03               1,721             0.43              1,826            0.46
July 31, 1997............     80         0.02               6,594             1.64              6,673            1.66
October 31, 1997.........   (113)       (0.03)             (8,472)           (2.11)            (8,584)          (2.14)
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  TOTAL..................  $ (41)      $(0.01)           $  3,242           $ 0.81           $  3,201          $ 0.80
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FISCAL YEAR 1998
January 31, 1998.........  $(120)      $(0.03)           $ (7,021)          $(1.75)          $ (7,141)         $(1.78)
April 30, 1998...........    194         0.05               4,056             1.01              4,250            1.06
July 31, 1998............     98         0.02              (9,456)           (2.36)            (9,358)          (2.34)
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  TOTAL..................  $ 172       $ 0.04            $(12,421)          $(3.10)          $(12,249)         $(3.06)
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

                   LATIN AMERICA SMALLER COMPANIES FUND, INC.

                               One Exchange Place
                                Boston, MA 02109


               DIRECTORS AND OFFICERS                                   INVESTMENT ADVISER
                  Peter L. Lamaison                    American Express Asset Management International Inc.
                Chairman of the Board                                11th Floor Dashwood House
              Philip H. Didriksen, Jr.                                  69 Old Broad Street
                      Director                                            London EC2M 1Qs
                   Rodman L. Drake                                        United Kingdom
                      Director                                          INVESTOR RELATIONS
                 Kathleen C. McClave                                      1-800-310-8239
                      Director                                     (Recorded Market Commentary)
                    Peer Pedersen                                         1-612-671-2334
                      Director                                  (To request additional information)
                      Ian King                                           ADMINISTRATOR AND
                   Vice President                                         TRANSFER AGENT
               and Investment Officer                        First Data Investor Services Group, Inc.
             Coleen Downs Dinneen, Esq.                                 One Exchange Place
                      Secretary                                        Boston, MA 02109-2873
                   Michael Kardok                                   SHAREHOLDER SERVICE NUMBER
                      Treasurer                                           1-800-331-1710
                                                                       INDEPENDENT AUDITORS
                                                                         Ernst & Young LLP
                                                                       200 Clarendon Street
                                                                         Boston, MA 02116

                    FUND COUNSEL                                             CUSTODIAN
        Swidler Berlin Shereff Friedman, LLP                    Boston Safe Deposit & Trust Company
                  919 Third Avenue                                       One Boston Place
                 New York, NY 10022                                      Boston, MA 02108